Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement Of Income And Comprehensive Income [Abstract]
Consolidated net income (loss)	$ 1,909.3	$ 698.6	$ (389.9)
Other comprehensive (loss) income, net of tax:
Foreign currency translation (loss) gain	(234.4)	80.7	109.8
Reclassification adjustment of net loss on foreign currency translation included in earnings	0.0	0.0	20.2
Sale of HH&B	0.0	26.8	0.0
Derivatives:
Deferred loss on cash flow hedges	0.0	0.0	(0.4)
Reclassification adjustment of net loss (gain) on cash flow hedges included in earnings	0.5	(0.5)	1.2
Unrealized gain on available for sale security	0.8	0.7	0.0
Reclassification adjustment of gain on available for sale security included in earnings	(1.5)	0.0	0.0
Defined benefit pension and other postretirement benefit plans:
Net actuarial (loss) gain arising during period	(13.1)	22.2	(224.6)
Amortization and settlement recognition of net actuarial loss, included in pension and postretirement cost	15.0	36.0	236.5	[1]
Prior service (cost) credit arising during period	(5.5)	0.7	1.4
Amortization and curtailment recognition of prior service cost (credit), included in pension and postretirement cost	0.2	(0.2)	1.1
Sale of HH&B	0.0	2.9	0.0
Other comprehensive (loss) income, net of tax	(238.0)	169.3	145.2
Comprehensive income (loss)	1,671.3	867.9	(244.7)
Less: Comprehensive (income) loss attributable to noncontrolling interests	(3.2)	9.4	(5.7)
Comprehensive income (loss) attributable to common stockholders	$ 1,668.1	$ 877.3	$ (250.4)

[1]	Includes pension risk transfer expense.